Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Ordinary Shares Issued and Fully Paid

Ordinary shares issued and fully paid as at December 31, 2018

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
256,998,920	Class A ordinary shares	0.04	10,280	726,791	783,529	1,520,600
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
299,857,000			11,994	772,300	783,529	1,567,823

Ordinary shares issued and fully paid as at December 31, 2017

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
189,588,515	Class A ordinary shares	0.04	7,584	632,165	-	639,749
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
232,446,595			9,298	677,674	-	686,972